Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

								Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Wood(1)		Compensation Actually Paid to PEO for Wood (2)(5)	Summary Compensation Table Total for Zadno(1)	Compensation Actually Paid to PEO for Zadno (2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Company Total Shareholder Return ($)(3)	Peer Group Index Total Shareholder Return ($)(3)	Net Income ($)(in ’000s)	Revenue ($)(in ’000s)(4)
2025	16,783,853		13,074,110	6,766,276	(7,586,117)	2,330,962	(4,004,469)	75.01	104.63	(95,572)	308,054
2024	—	—	—	6,521,876	17,834,849	2,809,649	6,743,619	191.99	96.62	(91,413)	224,498
2023	—	—	—	6,088,813	2,287,700	2,492,801	2,141,189	99.93	87.09	(105,897)	136,191
2022	—	—	—	4,131,452	19,431,486	1,109,242	3,438,128	99.05	79.87	(87,154)	75,014
2021	—	—	—	1,374,745	23,117,713	834,610	5,787,293	59.63	98.43	(59,853)	34,473

Named Executive Officers, Footnote	Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Mr. Wood, our PEO since September 2, 2025, for fiscal year 2025, and for Dr. Zadno, our PEO until September 1, 2025, for each fiscal year reported, and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Larry L. Wood, Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2024	Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2023	Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2022	Reza Zadno, Ph.D	Kevin Waters, Hisham Shiblaq, and Alaleh Nouri
2021	Reza Zadno, Ph.D	Kevin Waters and Hisham Shiblaq

Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Mr. Wood and Dr. Zadno for each year and average of the compensation actually paid to the remaining NEOs and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2025
Adjustments	Wood ($)	Zadno ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(14,443,850)	(5,079,723)	(1,638,597)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	11,211,271	655,910	833,613
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	15,234	1,650,029	1,104
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (5)	(200,590)	(7,832,782)	(2,532,186)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(291,808)	(3,745,827)	(1,066,599)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(1,932,766)
TOTAL ADJUSTMENTS	(3,709,743)	(14,352,393)	(6,335,431)

The fair value valuation adjustments outlined above to calculate the compensation actually paid included assumptions that differed from those used in the Company’s grant date fair value calculations. For stock options, the fair value is measured using Black-Scholes option pricing model as of each measurement date including updated assumptions based on an analysis of the historical volatility of a peer group of publicly traded companies, the expected term for options that are expected to remain outstanding based on the simplified method, the measurement date stock price, and the risk-free interest rate based on U.S. Treasury yield for zero-coupon U.S. Treasury notes. For RSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date. For PSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date assuming the target performance level.

Non-PEO NEO Average Total Compensation Amount			$ 2,330,962	$ 2,809,649	$ 2,492,801	$ 1,109,242	$ 834,610
Non-PEO NEO Average Compensation Actually Paid Amount			$ (4,004,469)	6,743,619	2,141,189	3,438,128	5,787,293
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in these columns represent compensation actually paid (calculated in accordance with SEC rules) to Mr. Wood and Dr. Zadno for each year and average of the compensation actually paid to the remaining NEOs and reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2025
Adjustments	Wood ($)	Zadno ($)	Average Non-PEO NEOs ($)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(14,443,850)	(5,079,723)	(1,638,597)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	11,211,271	655,910	833,613
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	15,234	1,650,029	1,104
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (5)	(200,590)	(7,832,782)	(2,532,186)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(291,808)	(3,745,827)	(1,066,599)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	(1,932,766)
TOTAL ADJUSTMENTS	(3,709,743)	(14,352,393)	(6,335,431)

The fair value valuation adjustments outlined above to calculate the compensation actually paid included assumptions that differed from those used in the Company’s grant date fair value calculations. For stock options, the fair value is measured using Black-Scholes option pricing model as of each measurement date including updated assumptions based on an analysis of the historical volatility of a peer group of publicly traded companies, the expected term for options that are expected to remain outstanding based on the simplified method, the measurement date stock price, and the risk-free interest rate based on U.S. Treasury yield for zero-coupon U.S. Treasury notes. For RSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date. For PSUs, the fair value is measured based on the closing fair market value of the Company’s common stock as of each measurement date assuming the target performance level.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group			Assumes $100 invested on September 15, 2021, the closing price on the first day of trading of our common stock, including reinvestment of dividends. Peer Group Index Total Shareholder Return represents the cumulative Total Shareholder Return of the S&P Health Care Equipment Index.
Tabular List, Table
Pay Versus Performance Tabular List

We believe the following performance measures represent the most important performance measures used by us to link compensation actually paid to our NEOs for 2025:

a.Revenue
b.Adjusted EBITDA
c.US procedures completed using our robotic systems

Total Shareholder Return Amount			$ 75.01	191.99	99.93	99.05	59.63
Peer Group Total Shareholder Return Amount			104.63	96.62	87.09	79.87	98.43
Net Income (Loss)			$ (95,572)	$ (91,413)	$ (105,897)	$ (87,154)	$ (59,853)
Company Selected Measure Amount			308,054	224,498	136,191	75,014	34,473
PEO Name	Mr. Wood	Dr. Zadno		Reza Zadno, Ph.D	Reza Zadno, Ph.D	Reza Zadno, Ph.D	Reza Zadno, Ph.D
Additional 402(v) Disclosure			Reflects the adjustments calculated in accordance with the methodology above to the value of options granted prior to our initial public offering in September 2021.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description			The Company selected Revenue as the Company-Selected Measure due to it being an important financial measure that helps link Compensation Actually Paid to the Company’s executive officers for the most recently completed fiscal year. Specifically, Revenue is the largest component of the formula to determine annual incentive cash compensation.
Larry L. Wood [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 16,783,853	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			13,074,110	0	0	0	0
Reza Zadno, Ph.D [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,766,276	6,521,876	6,088,813	4,131,452	1,374,745
PEO Actually Paid Compensation Amount			(7,586,117)	$ 17,834,849	$ 2,287,700	$ 19,431,486	$ 23,117,713
PEO | Larry L. Wood [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,709,743)
PEO | Larry L. Wood [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,443,850)
PEO | Larry L. Wood [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,211,271
PEO | Larry L. Wood [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(200,590)
PEO | Larry L. Wood [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,234
PEO | Larry L. Wood [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(291,808)
PEO | Larry L. Wood [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Reza Zadno, Ph.D [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,352,393)
PEO | Reza Zadno, Ph.D [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,079,723)
PEO | Reza Zadno, Ph.D [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			655,910
PEO | Reza Zadno, Ph.D [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,832,782)
PEO | Reza Zadno, Ph.D [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,650,029
PEO | Reza Zadno, Ph.D [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,745,827)
PEO | Reza Zadno, Ph.D [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (6,335,431)
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name			US procedures completed using our robotic systems
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,638,597)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			833,613
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,532,186)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,104
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,066,599)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,932,766)